Fair Value of Financial Assets and Liabilities (Details) - Schedule of financial assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets for trading at FVTPL
Financial Assets	$ 555,460	$ 3,577,035
Financial Assets, Fair value	477,762	629,136
Financial liabilities for trading at FVTPL
Financial Liabilities	2,516,544	1,109,746	$ 638,479
Financial Liabilities, Fair value	11,319,320	9,507,031
Financial derivative contracts FVTPL [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	11,319,320	9,507,031
Financial Liabilities, Fair value	11,319,320	9,507,031
Financial derivative contracts for accounting hedges [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	2,788,794	1,364,210
Financial Liabilities, Fair value	2,788,794	1,364,210
Deposits other demand liabilities [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	14,086,226	17,900,938
Financial Liabilities, Fair value	14,086,226	17,900,938
Time deposits and other time liabilities [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	12,978,790	10,131,055
Financial Liabilities, Fair value	13,117,554	10,177,658
Interbank borrowings [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	8,864,765	8,826,583
Financial Liabilities, Fair value	8,223,783	8,867,185
Issued debt instruments [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	7,165,893	6,935,423
Financial Liabilities, Fair value	6,871,028	7,058,404
Other financial liabilities [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	292,995	182,907
Financial Liabilities, Fair value	292,995	186,150
Regulatory capital financial instruments [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	1,733,869	1,461,637
Financial Liabilities, Fair value	2,459,632	1,487,555
Guarantees received (margin accounts) [Member]
Financial liabilities for trading at FVTPL
Financial Liabilities	1,017,968	857,679
Financial Liabilities, Fair value	1,017,968	857,679
Financial derivative contracts FVTPL [Member]
Financial assets for trading at FVTPL
Financial Assets	11,672,960	9,494,471
Financial Assets, Fair value	11,672,960	9,494,471
Debt financial instruments FVTPL [Member]
Financial assets for trading at FVTPL
Financial Assets	154,046	73,347
Financial Assets, Fair value	154,046	73,347
Debt financial instrument FVOCI [Member]
Financial assets for trading at FVTPL
Financial Assets	5,880,733	5,803,139
Financial Assets, Fair value	5,880,733	5,803,139
Other financial instruments FVOCI [Member]
Financial assets for trading at FVTPL
Financial Assets	142,306	105,437
Financial Assets, Fair value	142,306	99,375
Financial derivative contracts for hedge accounting [Member]
Financial assets for trading at FVTPL
Financial Assets	477,762	629,136
Financial Assets, Fair value	477,762	629,136
Debt financial instruments [Member]
Financial assets for trading at FVTPL
Financial Assets	4,867,591	4,691,730
Financial Assets, Fair value	4,496,503	4,249,697
Interbank loans [Member]
Financial assets for trading at FVTPL
Financial Assets	32,991	428
Financial Assets, Fair value	32,918	430
Loans and account receivable from customers [Member]
Financial assets for trading at FVTPL
Financial Assets	38,696,410	35,477,200
Financial Assets, Fair value	39,181,962	35,654,706
Guarantee Deposits (Margin Accounts) [Member]
Financial assets for trading at FVTPL
Financial Assets	2,442,325	1,988,410
Financial Assets, Fair value	$ 2,442,325	$ 1,988,410